Segment analysis (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Analysis by Business Segment

ANALYSIS BY BUSINESS SEGMENT		Revenue		Adjusted operating profit
	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m
Scientific, Technical & Medical	2,478	2,320	2,070	913	853	760
Risk & Business Analytics	2,076	1,906	1,601	759	686	575
Legal	1,692	1,622	1,443	332	311	274
Exhibitions	1,109	1,047	857	285	269	217
Sub-total	7,355	6,895	5,971	2,289	2,119	1,826
Unallocated items	–	–	–	(5)	(5)	(4)
Total	7,355	6,895	5,971	2,284	2,114	1,822

Summary of Analysis of Revenue by Geographical Origin
ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2017 £m	2016 £m	2015 £m
North America	4,004	3,693	3,166
United Kingdom	1,083	1,055	996
The Netherlands	855	813	649
Rest of Europe	704	707	614
Rest of world	709	627	546
Total	7,355	6,895	5,971

Summary of Analysis of Revenue by Geographical Market
ANALYSIS OF REVENUE BY GEOGRAPHICAL MARKET	2017 £m	2016 £m	2015 £m
North America	4,081	3,778	3,215
United Kingdom	522	504	461
The Netherlands	92	118	117
Rest of Europe	1,081	1,091	958
Rest of world	1,579	1,404	1,220
Total	7,355	6,895	5,971

Summary of Analysis of Revenue by Format

ANALYSIS OF REVENUE BY FORMAT	2017 £m	2016 £m	2015 £m
Electronic	5,399	4,954	4,179
Print	834	875	906
Face-to-face	1,122	1,066	886
Total	7,355	6,895	5,971

Summary of Analysis of Revenue by Type
ANALYSIS OF REVENUE BY TYPE	2017 £m	2016 £m	2015 £m
Subscriptions	3,808	3,618	3,123
Transactional	3,449	3,163	2,736
Advertising	98	114	112
Total	7,355	6,895	5,971

Summary of Analysis by Business Segment Expenditure

ANALYSIS BY BUSINESS SEGMENT	Expenditure on acquired goodwill and intangible assets			Capital expenditure additions			Amortisation of acquired intangible assets			Depreciation and other amortisation
	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m
Scientific, Technical & Medical	94	19	7	97	86	74	77	88	77	81	82	86
Risk & Business Analytics	–	288	41	83	67	56	141	147	131	52	45	33
Legal	6	83	96	154	156	161	52	73	56	121	113	95
Exhibitions	33	21	67	23	26	27	44	38	32	18	17	14
Total	133	411	211	357	335	318	314	346	296	272	257	228

Summary of Analysis of Non-current Assets by Geographical Location

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2017 £m	2016 £m	2015 £m
North America	7,304	8,174	6,824
United Kingdom	978	906	787
The Netherlands	154	135	125
Rest of Europe	746	801	723
Rest of world	429	461	399
Total	9,611	10,477	8,858

Summary of Reconciliation of Operating Profit to Adjusted Operating Profit

Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2017 £m	2016 £m	2015 £m
Operating profit	1,905	1,708	1,497
Adjustments:
Amortisation of acquired intangible assets	314	346	296
Acquisition-related costs	56	51	35
Reclassification of tax in joint ventures	10	10	(6)
Reclassification of finance income in joint ventures	(1)	(1)	–
Adjusted operating profit	2,284	2,114	1,822